Gains and losses on disposal and main changes in scope of consolidation - Acquisitions - Cash paid for investments, net of cash acquired (Details) - EUR (€) € in Millions					12 Months Ended
	Jul. 19, 2016	Jun. 22, 2016	Apr. 20, 2016	Apr. 05, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Cash paid for investment securities, net of cash acquired					€ 34	€ 1,189
Cellcom Telecommunications Inc in Liberia [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost				€ 104
Loan reimbursement to former shareholders				16
Cash acquired net of transaction costs				2
Cash paid for investment securities, net of cash acquired				€ 122		122
Oasis SA in the Democratic Republic of the Congo [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost			€ 160
Cash acquired net of transaction costs			18
Cash paid for investment securities, net of cash acquired			€ 178			178
Airtel in Burkina Faso [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost		€ 521
Cash acquired net of transaction costs		(6)
Cash paid for investment securities, net of cash acquired		€ 515			€ 10	515
Airtel in Sierra Leone [member]
Disclosure of detailed information about business combination [line items]
Acquisition cost	€ 226
Loan reimbursement to former shareholders	79
Cash paid for investment securities, net of cash acquired	€ 305					€ 305